DISCONTINUED OPERATIONS (Schedule of Statement of Operations from Discontinued Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Revenue
Cost of revenue
GROSS PROFIT
Selling, general and administrative		257
Net loss		(257)
Less: Net loss attributable to non-controlling interests		123
LOSS FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO ICTS INTERNATIONAL N.V.		$ (134)